Contingent Payment Obligations (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of milestone payments are to be made upon achievements of certain conditions
Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$282,564
From entering phase 1 to before first commercial sale	22,276,410
First commercial sale	14,982,051
Net sales amount more than certain threshold in a year	70,769,231
Subtotal	108,310,256

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	198,643

Total	$108,508,899